SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
For the Wells Fargo California Limited-Term Tax-Free Fund
Wells Fargo California Tax-Free Fund
(each a “Fund”, together the “Funds”)

Effective September 1, 2020, Kim Nakahara is added as a portfolio manager to the Fund.

I. Prospectus In the section entitled “Fund Summary – Fund Management” for each Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Terry J. Goode, Portfolio Manager / 2011 Kim Nakahara, Portfolio Manager / 2020 Brandon Pae, Portfolio Manager / 2019 Adrian Van Poppel, Portfolio Manager / 2009

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Kim Nakahara California Limited-Term Tax-Free Fund California Tax-Free Fund	Ms. Nakahara joined Wells Capital Management or one of its predecessor firms in 2014, where she currently serves as a Senior Research Analyst.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Kim Nakahara[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	This portoflio manager was added to the Fund on September 1, 2020. The information presented for this Fund is as of June 30, 2019, at which time they were not a manager of the Fund.

Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Kim Nakahara	California Limited-Term Tax-Free Fund California Tax-Free Fund	$0 $0

August 28, 2020	MIAM090/P1103S4